Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share
B4	Earnings per share

Basic earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests, divided by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts, which are treated as cancelled. For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. No adjustment is made if the impact is anti-dilutive overall.

	2024
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on profit for the year	2,953	(538)	(130)	2,285	84.1	¢	84.0	¢
Short-term interest rate and other market fluctuations	105	(9)	10	106	3.9	¢	3.9	¢
Loss attaching to corporate transactions	71	–	(26)	45	1.7	¢	1.7	¢
Based on adjusted operating profit	3,129	(547)	(146)	2,436	89.7	¢	89.6	¢

	2023
				Net of tax
				and non-	Basic		Diluted
	Before		Non-controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on profit for the year	2,097	(385)	(11)	1,701	62.1	¢	61.9	¢
Short-term interest rate and other market fluctuations	774	(59)	–	715	26.1	¢	26.0	¢
Loss attaching to corporate transactions	22	–	–	22	0.8	¢	0.8	¢
Based on adjusted operating profit	2,893	(444)	(11)	2,438	89.0	¢	88.7	¢

	2022
				Net of tax
				and non-	Basic		Diluted
	Before		Non-controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on loss for the year	(643)	(354)	(10)	(1,007)	(36.8)	¢	(36.8)	¢
Short-term interest rate and other market fluctuations	3,420	(185)	(1)	3,234	118.2	¢	118.2	¢
Gain attaching to corporate transactions	(55)	–	–	(55)	(2.0)	¢	(2.0)	¢
Based on adjusted operating profit	2,722	(539)	(11)	2,172	79.4	¢	79.4	¢

For 2024, the weighted average number of shares for calculating basic earnings per share, that excludes those held in employee share trusts, is 2,715 million (2023: 2,741 million; 2022: 2,736 million). After including a dilutive effect of the Group's share options and awards of 5 million (2023: 6 million), the weighted average number of shares for calculating diluted earnings per share is 2,720 million (2023: 2,747 million). As the Group made a loss for the year in 2022, the potential ordinary shares from the Group's share options and awards (see note B2.2) would be anti-dilutive and therefore not included in the diluted earnings per share calculation as it is not permissible for the diluted earnings per share to be greater than the basic earnings per share.